Leases, Amounts Recognized in Comprehensive Income and Cash Flows (Details) - USD ($) $ in Millions		12 Months Ended
		Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Amounts recognized in the statement of comprehensive income [Abstract]
Interest on lease liabilities		$ 10.0	$ 13.2
Depreciation of right-of-use assets	[1]	73.3	76.9	$ 13.9
Impairment of right-of-use assets	[2]	5.6	5.9
Income from sub-leasing right-of-use assets		0.2	0.4
Amounts recognized in statement of cash flows [Abstract]
Interest payments on lease liabilities		10.0	13.2
Payment for lease liabilities		79.5	80.1	12.9	[3]
Total cash outflow for leases		89.5	93.3
Leases with annual cash outflows were not renewed or replaced		$ 3.0	$ 8.9
Offices [Member] | Top of Range [Member]
Amounts recognized in statement of cash flows [Abstract]
Lease term		5 years
Data Centers [Member] | Top of Range [Member]
Amounts recognized in statement of cash flows [Abstract]
Lease term		3 years
Vehicle [member] | Bottom of Range [Member]
Amounts recognized in statement of cash flows [Abstract]
Lease term		3 years
Vehicle [member] | Top of Range [Member]
Amounts recognized in statement of cash flows [Abstract]
Lease term		4 years
Under IAS 17 [Member]
Amounts recognized in the statement of comprehensive income [Abstract]
Interest on lease liabilities				2.0
Depreciation of right-of-use assets				13.9
Lease expense				65.9
Income from sub-leasing right-of-use assets				$ 1.0

[1]	$13.9 million of depreciation on leased assets was included in depreciation of property, plant and equipment in the Year ended October 31, 2019. No depreciation in relation to leased assets is included in depreciation of property, plant and equipment in the periods ended October 31, 2020 and 2021 as all leased assets are classified as right-of-use assets following the adoption of IFRS 16.
[2]	The Group assessed right-of-use assets for indicators of impairment during the year in particular leases, which have become vacant or part vacant or changes in sub-lease expectations on existing vacant properties. As a result, an additional impairment of $5.6 million was recognized in the year (2020: $5.9 million). The impairment against the right-of-use asset carrying value reflects any expected sub lease-income over the remainder of the lease.
[3]	In accordance with the requirements of IFRS 16 “Leases” the results for the Year ended October 31, 2019 have not been restated.